Deposits	12 Months Ended
Dec. 31, 2012
Deposits [Abstract]
DEPOSITS

NOTE 6 - DEPOSITS

Aggregate time deposits in denominations of $100,000 or more were $71,311,000 and $80,554,000 at December 31, 2012 and 2011, respectively.

At December 31, 2012, the scheduled maturities of time deposits are as follows (in thousands):

2013	$103,601
2014	53,474
2015	25,230
2016	15,254
2017	13,701
$211,260